DISCONTINUED OPERATIONS (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ 4,978,080	$ (1,363,349)	$ 1,702,292	$ (2,836,060)	$ (10,401,590)	$ (21,749,920)
Depreciation expense	0	0	0	2,454	2,455	583,897
Accounts receivable			(9,293)	(82,305)	(21,945)	96,127
Accounts payable					166,188	1,391,580
Net cash flows from operating activities of discontinued operations			0	13,251	4,034	35,177
Net cash used in financing activities of discontinued operations					(32,705)	(28,671)
Cash and cash equivalents - beginning of period			17,454	59,630	59,630	518,066
Cash and cash equivalents - end of period	$ 752	$ 14,805	752	14,805	17,454	59,630
Discontinued operations for IST
Net loss			(108,196)		(557)
Depreciation expense			91		91
Accounts receivable			47,701		(23,362)
Prepaid expenses and other			(27,402)		(27,519)
Accounts payable			52,819		55,381
Net cash flows from operating activities of discontinued operations			(34,987)		4,034
Proceeds from notes receivable					8,455
Proceeds from bank overdraft					7,367
Advances on notes receivable - related party					(31,722)
Payments on notes payable					(16,805)
Net cash used in financing activities of discontinued operations					(32,705)
Net change in cash of discontinued operations			(34,987)		(28,671)
Cash and cash equivalents - beginning of period			$ 28,671	$ 28,671	28,671
Cash and cash equivalents - end of period					$ 28,671	$ 28,671